Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Summary of Significant Accounting Policies [Abstract]
Summary of earnings per share
	Three Months Ended June 30, 2015	Three Months Ended June 30, 2014	Six Months Ended June 30, 2015	Six Months Ended June 30, 2014
Basic and diluted numerator:
Net loss	$(3,977,694)	$(948,517)	$(8,547,016)	$(4,280,225)

Basic and diluted denominator:
Weighted-average outstanding	25,726,264	19,949,539	25,066,038	19,844,505

Basic and diluted net loss per share	$(0.15)	$(0.05)	$(0.34)	$(0.22)

	For the Year Ended	For the Year Ended
	December 31, 2014	December 31, 2013
Numerator:
Net loss for basic earnings per share	$(6,706,972)	$(10,058,996)
Less change in fair value of warrant liability	3,436,195	-
Net loss for diluted earnings per share	$(10,143,167)	$(10,058,996)
Denominator:
Weighted-average basic common shares outstanding	20,638,421	15,463,256
Assumed conversion of dilutive securities:
Common stock purchase warrants	2,946,523	-
Denominator for diluted earnings per share – adjusted weighted-average shares	23,584,944	15,463,256
Basic net loss per share	$(0.32)	$(0.65)
Diluted net loss per share	$(0.43)	$(0.65)

Schedule of weighted average number of common shares
	Three Months Ended June 30, 2015	Three Months Ended June 30, 2014	Six Months Ended June 30, 2015	Six Months Ended June 30, 2014
Common stock purchase warrants	4,948,262	6,800,824	4,948,262	6,800,824
Stock options	2,338,237	2,122,022	2,338,237	2,122,022
Total	7,286,499	8,922,846	7,286,499	8,922,846

	For the Year Ended	For the Year Ended
	December 31, 2014	December 31, 2013
Common stock purchase warrants	2,546,143	8,156,526
Stock options	2,488,279	2,051,511
Total	5,034,422	10,208,037